Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal	$ 3,065	$ 2,581	$ 2,623
State	555	495	437
Total current income tax provision	3,620	3,076	3,060
Deferred:
Federal	(180)	(43)	(115)
State	(54)	0	(17)
Total deferred income tax provision	(234)	(43)	(132)
Total	$ 3,386	$ 3,033	$ 2,928
Reconciliation of the statutory income tax rate to the Company's effective income tax rate
Statutory income tax rate	35.00%	35.00%	35.00%
State income taxes, net of federal tax benefit	4.00%	4.30%	4.00%
Other	0.30%	0.20%	(0.10%)
Effective income tax rate	39.30%	39.50%	38.90%
Deferred tax assets:
Lease and rents	$ 378	$ 396
Inventory	99	0
Employee benefits	359	311
Allowance for doubtful accounts	279	164
Retirement benefits	105	80
Net operating loss and capital loss carryforwards	115	74
Deferred income	83	261
Other	498	297
Valuation allowance	(115)	(5)
Total deferred tax assets	1,801	1,578
Deferred tax liabilities:
Inventories	0	(18)
Depreciation and amortization	(6,018)	(4,572)
Total deferred tax liabilities	(6,018)	(4,590)
Net deferred tax liabilities	(4,217)	(3,012)
Net deferred tax assets (liabilities) presented on the consolidated balance sheets
Deferred tax assets—current	1,220	985
Deferred tax assets—noncurrent (included in other assets)	0	39
Deferred tax liabilities—noncurrent	(5,437)	(4,036)
Increase (decrease) in valuation allowance	110
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Beginning balance	188	117	$ 80
Additions based on tax positions related to the current year	57	32	19
Additions based on tax positions related to prior years	122	70	37
Reductions for tax positions of prior years	(11)	(15)	(1)
Expiration of statutes of limitation	(13)	(15)	(17)
Settlements	(5)	(1)	(1)
Ending balance	338	188	117
Interest recognized related to unrecognized tax benefits	5	6	$ 4
Accrued interest and penalties related to unrecognized tax benefits	16	$ 11
Unrecognized tax benefits that would impact effective tax rate	$ 292